27. Impairment (Details 3) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of assets		$ 7,339	$ 2,848	$ 2,005
Carrying amount after impairment		$ 35,837
North [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Basin		Campos basin
Area		Post-Salt
Impairment of assets		$ (1,335)
Carrying amount after impairment		$ 4,765
Roncador [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Basin		Campos basin
Area		Post-Salt
Impairment of assets		$ (1,265)
Carrying amount after impairment		$ 7,271
Carmopolis [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Basin		Sergipe basin
Area		Onshore and shallow-water
Impairment of assets		$ (594)
Carrying amount after impairment		$ 127
Albacora leste [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Basin		Campos basin
Area		Post-Salt
Impairment of assets		$ (470)
Carrying amount after impairment		$ 1,379
Berbigao sururu [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Basin		Santos basin
Area		Pre-Salt
Impairment of assets		$ (467)
Carrying amount after impairment		$ 2,754
Namorado [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Basin		Campos basin
Area		Post-Salt
Impairment of assets		$ (304)
Carrying amount after impairment
Marlim sul [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Basin		Campos basin
Area		Post-Salt
Impairment of assets		$ (299)
Carrying amount after impairment		$ 5,913
Golfinho [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Basin		Santos basin
Area		Pre-Salt
Impairment of assets		$ (253)
Carrying amount after impairment		$ 182
Viola [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Basin		Santos basin
Area		Post-Salt
Impairment of assets		$ (180)
Carrying amount after impairment
Papa terra [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Basin		Campos basin
Area		Post-Salt
Impairment of assets		$ (164)
Carrying amount after impairment		$ 1
Cherne [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Basin		Campos basin
Area		Post-Salt
Impairment of assets		$ (157)
Carrying amount after impairment
Garoupa [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Basin		Santos basin
Area		Post-Salt
Impairment of assets		$ (148)
Carrying amount after impairment
Canto do Amaro [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Basin		Potiguar basin
Area		Onshore and shallow-water
Impairment of assets		$ (138)
Carrying amount after impairment		$ 210
Malhado [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Basin		Campos basin
Area		Post-Salt
Impairment of assets		$ (133)
Carrying amount after impairment
Congro [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Basin		Campos basin
Area		Post-Salt
Impairment of assets		$ (131)
Carrying amount after impairment
Urugua [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Basin		Santos basin
Area		Post-Salt
Impairment of assets		$ (114)
Carrying amount after impairment		$ 129
Siririzinho [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Basin		Sergipe-Alagoas basin
Area		Onshore and shallow-water
Impairment of assets		$ (86)
Carrying amount after impairment		$ 60
Others [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Basin	[1]	Several
Area	[1]	Several
Impairment of assets	[1]	$ (1,078)
Carrying amount after impairment	[1]	$ 13,046

[1]	It comprises 92 CGUs.